Annual Total Returns- JPMorgan Liquid Assets Money Market Fund (Premier Shares) [BarChart] - Premier Shares - JPMorgan Liquid Assets Money Market Fund - Premier	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.18%	0.83%	1.69%	2.01%	0.42%